Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2017
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2017 and 2016 are shown below:

(Dollars in thousands)	Life	Deferred
	Insurance	Annuities	Total
Balance as of January 1, 2016	$14,500	$405	$14,905
Earnings	309	15	324
Premiums on existing policies	40	13	53
Net proceeds from life insurance claim	(651)	-	(651)
Balance as of December 31, 2016	14,198	433	14,631
Earnings	285	16	301
Premiums on existing policies	27	13	40
Balance as of December 31, 2017	$14,510	$462	$14,972